Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued Capital [member]	Share Premium [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2016	€ 176,613	€ 4,354	€ 298,567	€ (79)	€ 13,084	€ (139,313)
Loss for the period	(55,845)					(55,845)
Other comprehensive income / (loss), net of tax	46			46
Total comprehensive income / (loss)	(55,799)			46		(55,845)
Share-based payment (Note 6)	5,010				5,010
Capital increase	644	11	633
Equity at Jun. 30, 2017	126,468	4,365	299,200	(33)	18,094	(195,158)
Equity at Dec. 31, 2017	187,211	4,967	422,675	(14)	22,793	(263,210)
Loss for the period	(64,152)					(64,152)
Other comprehensive income / (loss), net of tax	(7)			(7)
Total comprehensive income / (loss)	(64,159)			(7)		(64,152)
Share-based payment (Note 6)	8,901				8,901
Capital increase	213,390	652	212,738
Cost of capital increase	(13,118)		(13,118)
Equity at Jun. 30, 2018	€ 332,225	€ 5,619	€ 622,295	€ (21)	€ 31,694	€ (327,362)